Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Washington Prime Group Inc.
Entity Central Index Key	0001594686
Document Type	S-4
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer